Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepayment for decoration		$ 402,596
Prepaid rental expense	5,102,955	1,612,417
VAT deductibles	1,899,768
Income tax receivable	339,893	1,047,675
Prepayment for equipment	234,943	671,455
Deposit	131,930	135,636
Others	69,889	52,589
Prepaid expenses and other current assets	$ 7,779,378	$ 3,922,368